Intangible assets, excluding goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets
Amount beginning of the year	€ 30,851	€ 98,036
Impairment of intangible assets		(683)	€ (3,244)	[1]
Amount end of the year	23,819	30,851	98,036
Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	186,623	245,836
Foreign currency translation	34	2,381
Additions	917	439
Business combination	1,672
Disposals		62,033
Amount end of the year	189,246	186,623	245,836
Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(155,772)	(147,800)
Foreign currency translation	393	(1,039)
Additions	(10,048)	(12,012)
Disposals		(5,762)
Impairment of intangible assets		(683)
Amount end of the year	(165,427)	(155,772)	(147,800)
Patents and licences
Disclosure of detailed information about intangible assets
Amount beginning of the year	1,029	677
Amount end of the year	1,534	1,029	677
Patents and licences | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	11,211	10,772
Additions		439
Business combination	1,672
Amount end of the year	12,883	11,211	10,772
Patents and licences | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(10,182)	(10,095)
Additions	(1,223)	(87)
Reclass	56
Amount end of the year	(11,349)	(10,182)	(10,095)
Developed technology
Disclosure of detailed information about intangible assets
Amount beginning of the year	6,801	8,573
Impairment of intangible assets		(683)
Amount end of the year	6,575	6,801	8,573
Developed technology | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	99,784	98,845
Foreign currency translation	34	939
Additions	917
Amount end of the year	100,735	99,784	98,845
Developed technology | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(92,983)	(90,272)
Foreign currency translation	438	(348)
Additions	(1,559)	(1,680)
Reclass	(56)
Impairment of intangible assets		(683)
Amount end of the year	(94,160)	(92,983)	(90,272)
Customer related
Disclosure of detailed information about intangible assets
Amount beginning of the year	21,698	29,861
Additions	(6,969)
Amount end of the year	14,684	21,698	29,861
Customer related | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	69,089	67,647
Foreign currency translation		1,442
Amount end of the year	69,089	69,089	67,647
Customer related | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(47,391)	(37,786)
Foreign currency translation	(45)	(691)
Additions	(6,969)	(8,914)
Amount end of the year	(54,405)	(47,391)	(37,786)
Trademarks
Disclosure of detailed information about intangible assets
Amount beginning of the year	1,323	1,965
Amount end of the year	1,026	1,323	1,965
Trademarks | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year	6,539	6,539
Amount end of the year	6,539	6,539	6,539
Trademarks | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year	(5,216)	(4,574)
Additions	(297)	(642)
Amount end of the year	€ (5,513)	(5,216)	(4,574)
Favorable Contract
Disclosure of detailed information about intangible assets
Amount beginning of the year		56,960
Amount end of the year			56,960
Favorable Contract | Gross/Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets
Amount beginning of the year		62,033
Disposals		62,033
Amount end of the year			62,033
Favorable Contract | Depreciation, amortisation and write-downs
Disclosure of detailed information about intangible assets
Amount beginning of the year		(5,073)
Additions		(689)
Disposals		€ (5,762)
Amount end of the year			€ (5,073)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”